UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 27, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   89

Form 13F Information Table Entry Total:       $220,822,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204     1624    83690 SH       Sole                                      83690
AT&T Inc.                      COM              00206r102     2513    90014 SH       Sole                                      90014
Abbott Labs                    COM              002824100     6947   120658 SH       Sole                                     120658
Adobe Systems Inc              COM              00724f101     1852    46915 SH       Sole                                      46915
Amgen Inc                      COM              031162100      305     5139 SH       Sole                                       5139
Anglo American Plc New         COM              03485p201     1266    75660 SH       Sole                                      75660
Anheuser Busch                 COM              035229103      202     3116 SH       Sole                                       3116
Archer Daniels Mid             COM              039483102     1379    62920 SH       Sole                                      62920
BHP Billiton LTD               COM              088606108     7089   136348 SH       Sole                                     136348
BP PLC                         COM              055622104     1947    38807 SH       Sole                                      38807
Bank of Hawaii Corp            COM              062540109      278     5200 SH       Sole                                       5200
Bank of Montreal               COM              063671101      782    18142 SH       Sole                                      18142
Bard C R Inc NFS LLC IS A      COM              067383109      396     4175 SH       Sole                                       4175
Barrick Gold Corp              COM              067901108     5163   140525 SH       Sole                                     140525
Baxter Intl Inc                COM              071813109      315     4800 SH       Sole                                       4800
Burlington Northern Santa Fe   COM              12189T104     2679    28981 SH       Sole                                      28981
CGG Veritas                    COM              204386106     2320    72975 SH       Sole                                      72975
CSX Corp                       COM              126408103      484     8875 SH       Sole                                       8875
CVS Caremark Corp              COM              126650100     3112    92461 SH       Sole                                      92461
Chesapeake Energy Corp         COM              165167107      992    27660 SH       Sole                                      27660
Chevron Corp                   COM              166764100     7143    86606 SH       Sole                                      86606
Cisco Systems                  COM              17275R102      290    12865 SH       Sole                                      12865
ConocoPhillips                 COM              20825c104     7658   104550 SH       Sole                                     104550
Covance Inc                    COM              222816100      672     7600 SH       Sole                                       7600
Developers Diversified Rlty    COM              251591103      228     7200 SH       Sole                                       7200
Devon Energy Corp              COM              25179M103      844     9255 SH       Sole                                       9255
Dominion Resources             COM              25746u109     4347   101601 SH       Sole                                     101601
Duke Energy Corp               COM              26441c105      694    39845 SH       Sole                                      39845
Duke Realty Corp               COM              264411505      435    17680 SH       Sole                                      17680
Emerson Elec                   COM              291011104     1546    37909 SH       Sole                                      37909
Encana Corp                    COM              292505104     5450    82916 SH       Sole                                      82916
Exxon Mobil Corp               COM              30231g102     7485    96377 SH       Sole                                      96377
FedEx Corp                     COM              31428x106      611     7735 SH       Sole                                       7735
First American Bankshares      COM                             944     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     5287    71812 SH       Sole                                      71812
General Electric               COM              369604103     7359   288590 SH       Sole                                     288590
Goldcorp Inc                   COM              380956409     5610   177376 SH       Sole                                     177376
Grainger W W                   COM              384802104      235     2700 SH       Sole                                       2700
Gulf Keystone Petro            COM              g4209g100        6    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104      551    18900 SH       Sole                                      18900
Honeywell International Inc.   COM              438516106     1828    43994 SH       Sole                                      43994
Illinois Tool Works            COM              452308109     1445    32507 SH       Sole                                      32507
Integrys Energy Group Inc.     COM              45822p105      240     4800 SH       Sole                                       4800
J.P. Morgan Chase & Co         COM              46625h100      673    14418 SH       Sole                                      14418
Jacobs Engineering Group Inc   COM              469814107      206     3800 SH       Sole                                       3800
Johnson Controls               COM              478366107      474    15627 SH       Sole                                      15627
Johnson&Johnson                COM              478160104     7872   113632 SH       Sole                                     113632
Kellogg Co                     COM              487836108     2940    52407 SH       Sole                                      52407
Kennametal Inc.                COM              489170100      384    14145 SH       Sole                                      14145
Kimberly Clark                 COM              494368103      415     6400 SH       Sole                                       6400
L'Oreal Co ADR                 COM              502117203      335    17200 SH       Sole                                      17200
Liberty Property               COM              531172104     3072    81592 SH       Sole                                      81592
Lockheed Martin Corp.          COM              539830109     7038    64179 SH       Sole                                      64179
Marathon Oil Corp              COM              565849106      337     8465 SH       Sole                                       8465
Marshall & Ilsley Corporation  COM              571837103     2051   101780 SH       Sole                                     101780
McDermott Int'l Inc            COM              580037109      259    10140 SH       Sole                                      10140
McDonald's Corp                COM              580135101     1031    16709 SH       Sole                                      16709
Meridian Bioscience Inc        COM              589584101      800    27550 SH       Sole                                      27550
Metavante Technologies         COM              591407101      283    14684 SH       Sole                                      14684
Microsoft Corp                 COM              594918104     3815   142947 SH       Sole                                     142947
Nestle SA                      COM              641069406     5052   117527 SH       Sole                                     117527
Northern States Financial Corp COM              665751103      105    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3684    69725 SH       Sole                                      69725
Occidental Petroleum           COM              674599105     2234    31705 SH       Sole                                      31705
Oshkosh Corp                   COM              688239201      181    13780 SH       Sole                                      13780
Pepsico, Inc.                  COM              713448108     6843    96020 SH       Sole                                      96020
Petro Canada                   COM              71644e102      630    18900 SH       Sole                                      18900
Petroleo Brasileiro SA         COM              71654v408      261     5930 SH       Sole                                       5930
Pfizer Inc                     COM              717081103      761    41259 SH       Sole                                      41259
Plum Creek Timber Co. Inc.     COM              729251108     4996   100208 SH       Sole                                     100208
Procter & Gamble               COM              742718109     7348   105434 SH       Sole                                     105434
Raytheon Co Com New            COM              755111507     4773    89206 SH       Sole                                      89206
Schlumberger                   COM              806857108    11429   146355 SH       Sole                                     146355
Southern Co                    COM              842587107      243     6440 SH       Sole                                       6440
Stryker Medical                COM              863667101     2817    45210 SH       Sole                                      45210
Suncor Energy Inc              COM              867229106    10673   253283 SH       Sole                                     253283
Syngenta AG Spons ADT          COM              87160a100     1128    26665 SH       Sole                                      26665
Sysco Corp                     COM              871829107     1699    55100 SH       Sole                                      55100
Trimble Navigation             COM              896239100      559    21605 SH       Sole                                      21605
U.S. Bancorp                   COM              902973304     3586    99569 SH       Sole                                      99569
Union Pacific                  COM              907818108     2435    34219 SH       Sole                                      34219
Verizon Comm.                  COM              92343v104     3568   111193 SH       Sole                                     111193
Vodafone Group PLC             COM              92857w209      263    11910 SH       Sole                                      11910
Walgreen Co                    COM              931422109     5113   165133 SH       Sole                                     165133
Wells Fargo                    COM              949746101     4380   116709 SH       Sole                                     116709
Wisconsin Energy               COM              976657106      597    13300 SH       Sole                                      13300
Woodward Governor Co           COM              980745103      371    10521 SH       Sole                                      10521
Wyeth                          COM              983024100      307     8300 SH       Sole                                       8300
Ishares-Treasury Inflation Pro                  464287176      247 2435.000 SH       Sole

											FORM 13F INFORMATION TABLE